Asset Retirement Obligations Changes to Asset Retirement Obligation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation [Line Items]
Asset retirement obligation at beginning of period	$ 5,145	$ 5,095
Acquisition		0
Liabilities incurred	3,164	0
Accretion expense	275	50
Revisions in estimated cash flows	(378)	0
Asset retirement obligation at end of period	32,047	5,145
Boise Inc.
Asset Retirement Obligation [Line Items]
Acquisition	$ 23,841